RECEIVABLES - Summary of Financing Receivables (Details) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 18,455	$ 19,167	$ 18,366
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,002	9,350	9,152
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,382	9,749	9,140
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 71	$ 68	$ 74